Derivative Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 27, 2009
Derivative Instruments [Abstract]
Interest rate cap agreement, notional amount	$ 15.0
Maturity period (in months)	60 months
Fixed rate	3.25%